Stock Based Compensation Plans: (Details 2)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Stock Based Compensation Plans: [Abstract]
Outstanding Options Number: $1.82 | shares	2,273,000
Outstanding Options Weighted Average Exercise Price: $1.82 | $ / shares	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 | $	$ 1,613,830
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82	3 days
Exercisable Options Number: $1.82 | shares	2,273,000
Exercisable Options Weighted Average Exercise Price: $1.82 | $ / shares	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 | $	$ 1,613,830
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82	3 days
Outstanding Options Number: $1.92 | shares	875,000
Outstanding Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 | $	$ 533,750
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92	5 years 161 days
Exercisable Options Number: $1.92 | shares	875,000
Exercisable Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 | $	$ 533,750
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92	5 years 161 days
Outstanding Options Number: $2.89 | shares	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 | $ / shares	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89	1 year 29 days
Exercisable Options Number: $2.89 | shares	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 | $ / shares	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89	1 year 29 days
Outstanding Options Number: $3.00 | shares	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00	2 years 161 days
Exercisable Options Number: $3.00 | shares	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00	2 years 161 days
Outstanding Options Number: $3.89 | shares	100,000
Outstanding Options Weighted Average Exercise Price: $3.89 | $ / shares	$ 3.89
Outstanding Options Aggregate Intrinsic Value: $3.89 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.89	4 years 77 days
Exercisable Options Number: $3.89 | shares	50,000
Exercisable Options Weighted Average Exercise Price: $3.89 | $ / shares	$ 3.89
Exercisable Options Aggregate Intrinsic Value: $3.89 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.89	4 years 77 days
Outstanding Options Number: $3.91 | shares	215,000
Outstanding Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Outstanding Options Aggregate Intrinsic Value: $3.91 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.91	9 years 179 days
Exercisable Options Number: $3.91 | shares	215,000
Exercisable Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Exercisable Options Aggregate Intrinsic Value: $3.91 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.91	9 years 179 days
Outstanding Options Number: $4.02 | shares	310,000
Outstanding Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02	8 years 204 days
Exercisable Options Number: $4.02 | shares	310,000
Exercisable Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02	8 years 204 days
Outstanding Options Number: $1.82 - $4.02 | shares	5,643,500
Outstanding Options Weighted Average Exercise Price: $1.82 - $4.02 | $ / shares	$ 2.43
Outstanding Options Aggregate Intrinsic Value: $1.82 - $4.02 | $	$ 2,147,580
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $4.02	2 years 62 days
Exercisable Options Number: $1.82 - $4.02 | shares	5,593,500
Exercisable Options Weighted Average Exercise Price: $1.82 - $4.02 | $ / shares	$ 2.42
Exercisable Options Aggregate Intrinsic Value: $1.82 - $4.02 | $	$ 2,147,580
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $4.02	2 years 55 days